TRANSACTION WITH RELATED PARTIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Transaction With Related Parties Details Narrative
Contributed services	$ 9	$ 10	$ 28	$ 39
Liabilities of legal service	$ 50		$ 50	$ 50